Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                                                February 21, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:    AllianceBernstein Institutional Reserves, Inc.
                (to be renamed AllianceBernstein Fixed-Income Shares, Inc.) File Nos. 333-34001 and 811-06068

Dear Sir or Madam:

          Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing Post-Effective Amendment No. 26 under the 1933 Act and Amendment No. 26 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Institutional Reserves, Inc. (to be renamed AllianceBernstein Fixed-Income Shares, Inc.) (the "Fund"). We are making this filing for the purpose of registering the following new money market portfolios of the Fund:

          o    Prime STIF Portfolio
          o    Government STIF Portfolio

          Each Portfolio will be used for short-term investment by clients of AllianceBernstein.

          Please direct any comments or questions to Kathleen Clarke or the undersigned at (202) 737-8833.

                                                Sincerely,

                                                /s/ Michelle C. Roberts
                                                ----------------------------
                                                    Michelle C. Roberts
Attachment

cc: Kathleen K. Clarke

#642387